Business Acquisitions - Measurement Period Adjustment (Details) - Other acquisitions $ in Millions	12 Months Ended
Feb. 28, 2017 USD ($)
Business Acquisition [Line Items]
Future post-combination employment expense	$ 5.0
Acquired technology	4.5
Goodwill	$ 0.5